Taxation - Schedule of Actual Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Actual Provision for Income Taxes [Abstract]
(Loss) income before income tax expense	$ (121,176)	$ 254,904
Income tax expense computed at statutory EIT rate of 25%	(30,294)	63,725
Effect of preferred tax rate	(18,473)	(30,817)
Additional deduction for R&D expenses	(37,962)	(26,817)
Change in valuation allowance	(9,103)	3,357
Tax effect of non-deductible items	4,081	10,602
Income tax (benefit) expense	$ (91,751)	$ 20,050
Effective tax rate	75.72%	7.87%